Senior Convertible Notes (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 21, 2017	Mar. 31, 2018	Dec. 31, 2017	Oct. 04, 2017
Boustead Securities Ltd [Member]
Debt interest rate		13.96%	13.96%
Gross proceeds from debt percentage		6.00%	6.00%
Warrant to purchase securities percentage		3.00%	3.00%
Debt issuance costs		$ 154,800	$ 154,800
Debt effective interest rate		7.72%	7.72%
Accredited Investors [Member]
Proceeds from financing cost	$ 1,330,000
Senior Notes [Member]
Senior secured convertible notes				$ 1,250,000
Senior notes issued and outstanding		$ 2,580,000	$ 2,580,000
Debt interest rate		8.00%	8.00%
Debt interest term		May elect to receive 110% of principal plus accrued interest in the event there is a change of control prior to conversation of the Senior Notes	May elect to receive 110% of principal plus accrued interest in the event there is a change of control prior to conversion of the Senior Notes